Share-Based Payment Arrangements - Additional Information (Detail)	Feb. 15, 2022 shares	Jul. 26, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance under share-based payment arrangement	300,000
Employee Restricted Stock Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance under share-based payment arrangement		2,600,000
Grant date		March 1, 2022
Maximum percentage of other equity instruments vested after subject to performance metrics		110.00%
Maximum percentage of other equity instruments vested subject to entity total shareholder achievement performance metric		100.00%
Maximum percentage of other equity instruments vested modifier increase decrease subject to environmental social and governance metric achievement		10.00%
Employee Restricted Stock Awards [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance under share-based payment arrangement	3,100,000
Employee Restricted Stock Awards [Member] | First Year Anniversary of Grant Date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting of award under share-based payment arrangement		50.00%
Employee Restricted Stock Awards [Member] | Second Year Anniversary Of Grant Date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting of award under share-based payment arrangement		25.00%
Employee Restricted Stock Awards [Member] | Third Year Anniversary Of Grant Date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of vesting of award under share-based payment arrangement		25.00%
Restricted Stock Award [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement	1,400,000